Risks and Concentration - Schedules of Vendors with Greater than 10% of Accounts Payables (Detail) - Accounts Payables - Customer Concentration Risk	12 Months Ended
Dec. 31, 2020
Vendor A
Concentration Risk [Line Items]
Concentration risk percentage	28.00%
Vendor B
Concentration Risk [Line Items]
Concentration risk percentage	14.00%